OPERATING LEASE - Summary of right of use assets and lease liability (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Operating Lease [Abstract]
As at January 1, 2019 (Note 3.1)	$ 34,743
Additions	20,975
Disposals	(5,366)
Depreciation	(2,135)
Exchange adjustments	336
Balance at December 31, 2019	48,553
Including current portion	3,745
As at January 1, 2019 (Note 3.1)	34,377
Additions	20,975
Interest expense effect during the year	920
Disposals	(5,468)
Lease paid back for distribution	(2,533)
Exchange adjustments	333
Balance at December 31, 2019	$ 48,604